Cover Page	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	20-F/A
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-33159
Entity Registrant Name	AerCap Holdings N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	AerCap House
Entity Address, Address Line Two	65 St. Stephen’s Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 YX20
Entity Address, Country	IE
Entity Common Stock, Shares Outstanding	202,493,168
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001378789
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	AerCap House
Entity Address, Address Line Two	65 St. Stephen’s Green
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 YX20
Entity Address, Country	IE
Contact Personnel Name	Vincent Drouillard
City Area Code	353
Local Phone Number	1 819 2010
Contact Personnel Fax Number	+353 1 672 0270
Ordinary Shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	AER
Security Exchange Name	NYSE
5.875% Fixed-Rate Reset Junior Subordinated Notes due 2079
Entity Information [Line Items]
Title of 12(b) Security	5.875% Fixed-Rate Reset Junior Subordinated Notes due 2079
Trading Symbol	AER79
Security Exchange Name	NYSE